Finance Costs (Tables)	12 Months Ended
Mar. 31, 2026
Finance Costs [Abstract]
Schedule of Finance Costs

Finance costs consisted of the following:

	Year ended March 31,
	2026	2025	2024

Interest expense in relating to leases	$40,664	$29,015	$29,370
Interest expense in relating to bank borrowing	24,085	5,687	6,460
	$64,749	$34,702	$35,830